Risk/Return Detail Data - FidelityConvertibleSecuritiesFund-AMCIZPRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Financial Trust
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Convertible Securities Fund /Fidelity Advisor® Convertible Securities Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Convertible Securities Fund seeks a high level of total return through a combination of current income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70 % of the average value of its portfolio.
Portfolio Turnover, Rate	70.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in convertible securities . Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or its equivalent value. Convertible securities generally have less potential for gain or loss than common stocks. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed that it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. Convertible securities are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) . Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in other types of securities, including common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	20.40%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(16.72%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Fidelity Advisor Convertible Securities Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.73%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.99%
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
1 Year	670
3 Years	872
5 Years	1,091
10 Years	$ 1,718
2015	(9.64%)
2016	5.71%
2017	9.31%
2018	(1.79%)
2019	28.21%
2020	42.16%
2021	9.74%
2022	(15.58%)
2023	11.05%
2024	13.60%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Fidelity Advisor Convertible Securities Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.75%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.76%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 279
3 years	554
5 years	954
10 years	1,870
1 Year	179
3 Years	554
5 Years	954
10 Years	$ 1,870
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Fidelity Advisor Convertible Securities Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.73%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[3]
Total annual operating expenses	1.24%
1 year	$ 472
3 years	730
5 years	1,007
10 years	1,797
1 Year	472
3 Years	730
5 Years	1,007
10 Years	$ 1,797
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Fidelity Advisor Convertible Securities Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.72%
1 year	$ 74
3 years	230
5 years	401
10 years	894
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Fidelity Advisor Convertible Securities Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.59%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	750
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750
Annual Return, Inception Date	Oct. 02, 2018
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Return Before Taxes | Fidelity Advisor Convertible Securities Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.07%
Past 5 years	9.38%
Past 10 years	7.49%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Return Before Taxes | Fidelity Advisor Convertible Securities Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.72%
Past 5 years	9.84%
Past 10 years	7.48%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Return Before Taxes | Fidelity Advisor Convertible Securities Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.31%
Past 5 years	9.61%
Past 10 years	7.45%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Return Before Taxes | Fidelity Advisor Convertible Securities Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.88%
Past 5 years	10.98%
Past 10 years	8.42%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | Return Before Taxes | Fidelity Advisor Convertible Securities Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.00%
Past 5 years	11.11%
Since Inception	11.88%	[5]
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | After Taxes on Distributions | Fidelity Advisor Convertible Securities Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	4.71%
Past 5 years	6.82%
Past 10 years	5.19%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | After Taxes on Distributions and Sales | Fidelity Advisor Convertible Securities Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.81%
Past 5 years	6.76%
Past 10 years	5.14%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | ML014
Risk/Return:
Label	ICE® BofA® All US Convertibles Index
Past 1 year	11.14%
Past 5 years	9.66%
Past 10 years	9.07%
FidelityConvertibleSecuritiesFund-AMCIZPRO | Fidelity Convertible Securities Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the ICE® BofA® All US Convertibles Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21%, 0.21%, 0.22%, 0.19%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .